PROPERTY AND EQUIPMENT (Narrative) (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation expenses	621,216	404,901	314,923
Accumulated Impairment losses of property and equipment	19,823	7,182
Impairment charge recorded as other operating expense	19,823
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Leasehold improvement, accumulated capitalized interest	3,916	3,916